SCHEDULE IV - LOANS AND OTHER LENDING INVESTMENTS, Loans and Investments Carrying Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the Company's loans and investments carrying amounts
Balance at beginning of year	$ 1,695,732	$ 1,450,334	$ 1,459,476
Additions during period:
New loan originations	1,842,974	847,683	944,251
Loan charge-offs	20,473	2,959	32,000
Funding of unfunded loan commitments	51,689	7,851	6,929
Accretion of unearned revenue	6,519	4,297	5,556
Charge-off on loan converted to real estate owned			2,500
Recoveries of reserves	2,456	193	2,042
Deductions during period:
Loan payoffs and paydowns	(929,796)	(556,893)	(946,078)
Unfunded loan commitments	(77,233)	(50,691)	(4,225)
Use of loan charge-offs	(20,473)	(2,959)	(32,000)
Loan converted to real estate owned			(8,400)
Provision for loan losses	(2,000)	(59)	(6,509)
Unearned revenue and costs	(11,214)	(6,983)	(3,908)
Satisfaction of participation loan			(1,300)
Balance at end of year	$ 2,579,127	$ 1,695,732	$ 1,450,334